Fair Value (Details 2) (Warrants, USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warrants
Fair value measurements
Fair value of the warrants	$ 6,800,000					$ 51,000	$ 700,000
Warrants Liability
Exercise price (in dollars per share)						$ 59.08	$ 59.08
Expected term				1 year 4 months 17 days		2 years 1 month 17 days	3 years 1 month 17 days
Risk free interest rate (as a percent)	4.68%					0.25%	1.02%
Expected volatility (as a percent)	85.00%					106.00%	121.00%
Expected dividend yield over expected term (as a percent)	0.00%					0.00%
Contractual life	7 years
Change in valuation of liability		$ 1,000	$ 400,000	$ 51,000	$ 600,000	$ 629,000	$ (300,000)	$ (300,000)